Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2025:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$885,241	$796,959	$1,682,200
Interest revenue	$1,573	$17,615	$19,188
Intersegment revenue (1)	$17,854	$153	$18,007
	$904,668	$814,727	$1,719,395
Elimination of intersegment revenue (1)			$(18,007)
Total consolidated revenues			$1,701,388
Less:
Cost of services (excluding depreciation and amortization) (1)	$518,428	$240,776
Selling, general and administrative (2)	$240,546	$222,217
Segment Adjusted EBITDA	$145,694	$351,734	$497,428

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$936,907	$734,476	$1,671,383
Interest revenue	$2,501	$30,951	$33,452
Intersegment revenue (1)	$18,215	$78	$18,293
	$957,623	$765,505	$1,723,128
Elimination of intersegment revenue (1)			$(18,293)
Total consolidated revenues			$1,704,835
Less:
Cost of services (excluding depreciation and amortization) (1)	$518,792	$215,263
Selling, general and administrative (2)	$247,980	$211,217
Segment Adjusted EBITDA	$190,851	$339,025	$529,876

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2023:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$864,816	$697,341	$1,562,157
Interest revenue	$1,792	$37,189	$38,981
Intersegment revenue (1)	$11,738	$139	$11,877
	$878,346	$734,669	$1,613,015
Elimination of intersegment revenue (1)			$(11,877)
Total consolidated revenues			$1,601,138
Less:
Cost of services (excluding depreciation and amortization) (1)	$469,090	$205,999
Selling, general and administrative (2)	$187,102	$209,964
Segment Adjusted EBITDA	$222,154	$318,706	$540,860

Reconciliation from Segment Adjusted EBITDA to the Company's income / (loss)

A reconciliation of total segments Adjusted EBITDA to the Company’s (loss) / income from operations before taxes is as follows:

	Year Ended December 31,
	2025	2024	2023
Segments Adjusted EBITDA	$497,428	$529,876	$540,860
Unallocated Corporate costs (3)	(68,580)	(77,822)	(82,197)
Depreciation and amortization	(274,107)	(273,364)	(263,433)
Share-based compensation	(32,304)	(38,534)	(28,873)
Impairment expense on goodwill and intangible assets	(1,423)	(823)	(1,254)
Restructuring and other costs	(48,366)	(5,178)	(6,061)
Loss on disposal of subsidiaries and other assets, net	(732)	(801)	(386)
Other (expense) / income, net	(7,563)	21,475	13,081
Interest expense, net	(136,414)	(140,805)	(151,148)
(Loss) / income before taxes	$(72,061)	$14,024	$20,589

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments.
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the Consolidated Statement of Comprehensive (Loss) / Income.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025	2024	2023
United States of America	$829,676	$891,993	$824,919
Germany	122,817	107,140	102,639
United Kingdom	35,075	29,831	27,450
All other countries (1)	694,632	642,419	607,149
Revenue from external customers	$1,682,200	$1,671,383	$1,562,157

(1)
No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2025 and 2024.

	Year Ended December 31,
	2025	2024
United Kingdom	$19,853	$19,708
United States of America	16,072	17,627
Bulgaria	10,388	10,375
Ireland	9,325	6,616
Canada	3,593	4,792
All other countries (1)	9,398	5,799
Total long lived assets, net	$68,629	$64,917

(1)
No single country included in the "All other countries" category generated more than 10% of total long-lived assets.